UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10145

Baillie Gifford Funds
(Exact name of registrant as specified in charter)

1 Greenside Row Edinburgh, Scotland, UK,			EH1 3AN
(Address of principal executive offices)			(Zip code)

Gareth Griffiths 1 Greenside Row Edinburgh, Scotland, UK, EH1 3AN
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-275-2000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

BAILLIE GIFFORD FUNDS

The Multi Asset Fund

Semi-Annual Report

October 31, 2019

(unaudited)

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund's annual and semi-annual shareholder reports will not be sent by mail unless you specifically request to receive paper copies. Instead, the reports will be made available on the Funds' website (https://www.bailliegifford.com/en/usa/professional-investor/literature/), and you will be notified by mail each time a shareholder report that includes your Fund is posted and provided with a website link to access the report.

If you have already elected to receive shareholders reports electronically, your election will not be affected and you need not take any further action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime in advance of January 1, 2021 by contacting your financial intermediary (such as broker-dealer or bank) or, if you are a direct investor, by calling 1-844-394-6127 or by sending an e-mail request to BGFundsReporting@bailliegifford.com.

If you currently receive reports in paper and wish to continue to do so after January 1, 2021, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-844-394-6127 or send an email request to BGFundsReporting@bailliegifford.com. Your election to receive reports in paper will apply to all funds held in your account (whether or not they are Baillie Gifford Funds) if you invest through your financial intermediary or all Funds held with the Baillie Gifford Funds complex if you invest directly with the Funds.

Index

Page Number
01	Fund Expenses
03	Industry Diversification Table
04	Portfolio of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
19	Statement of Changes in Net Assets
Financial Highlights
20	Selected Data for Class K
21	Selected Data for Institutional Class
22	Notes to Financial Statements
34	Supplemental Information

Source: © David Robertson / Alamy Stock Photo

Fund Expenses (unaudited)

Semi-Annual Report October 31, 2019

As a shareholder of The Multi Asset Fund (the "Fund") you incur ongoing costs, including advisory fees, administration and supervisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table labeled "Hypothetical 5% Return" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

01

Fund Expenses (unaudited)

Semi-Annual Report October 31, 2019

	Beginning Account Value 05/01/19	Ending Account Value 10/31/19	Annualized Expense Ratios Based on the Period 05/01/19 to 10/31/19	Expenses Paid During Period(1)
The Multi Asset Fund — Class K
Actual	$1,000	$1,032.80	0.56%	$2.86
Hypothetical (5% return before expenses)	$1,000	$1,022.32	0.56%	$2.85
The Multi Asset Fund — Institutional Class
Actual	$1,000	$1,032.80	0.56%	$2.86
Hypothetical (5% return before expenses)	$1,000	$1,022.32	0.56%	$2.85

(1)  Unless otherwise indicated, expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/366 (to reflect the six-month period).

Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the period end October 31, 2019. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent period may differ from expense ratios based on the data in the financial highlights.

02

Industry Diversification Table

Semi-Annual Report October 31, 2019

October 31, 2019 (unaudited)
The Multi Asset Fund

	Value	% of Total Net Assets
Aerospace/Defense	$8,570	0.1%
Agriculture	6,300	0.1
Apparel	15,471	0.1
Asset Backed Securities	399,866	3.6
Auto Parts & Equipment	7,230	0.0
Banks	210,618	2.0
Chemicals	24,549	0.3
Commercial Services	38,901	0.3
Computers	8,102	0.1
Distribution/Wholesale	4,079	0.0
Diversified Financial Services	324,660	2.9
Electric	159,917	1.5
Electronics	31,098	0.4
Energy — Alternate Sources	176,925	1.6
Engineering & Construction	5,475	0.0
Entertainment	22,067	0.2
Food	16,097	0.2
Food Service	4,185	0.0
Forest Products & Paper	4,270	0.0
Gas	38,819	0.3
Hand/Machine Tools	5,312	0.0
Healthcare — Services	25,425	0.3
Internet	54,162	0.4
Machinery — Diversified	4,195	0.0
Media	38,460	0.4
Mining	14,270	0.2
Miscellaneous Manufacturing	17,071	0.2
Oil & Gas	42,160	0.3
Packaging & Containers	25,335	0.2
Pharmaceuticals	6,270	0.1
Pipelines	8,620	0.1
Pooled Investment Vehicles	3,188,934	28.8
Real Estate	235,180	2.1
REITS	987,636	9.0
Retail	33,990	0.3
Software	15,928	0.1
Sovereign	3,988,997	36.0
Telecommunications	81,934	0.7
Transportation	6,113	0.1
Total Value of Investments	10,287,191	93.0
Other assets less liabilities	771,097	7.0
Net Assets	$11,058,288	100.0%

03

Portfolio of Investments

Semi-Annual Report October 31, 2019

October 31, 2019 (unaudited)
The Multi Asset Fund

	Shares/Principal	Value
POOLED INVESTMENT VEHICLES — 28.8%
GUERNSEY — 3.9%
International Public Partnerships Ltd.	50,370	$102,948
NextEnergy Solar Fund Ltd.	40,290	62,628
Renewables Infrastructure Group Ltd. (The)	43,801	74,296
TwentyFour Income Fund Ltd.	135,824	189,136
		429,008
IRELAND — 2.4%
Aspect Core Trend Fund	2,741	269,639
LUXEMBOURG — 0.6%
BBGI SICAV SA	31,043	64,942
SINGAPORE — 0.3%
Keppel Infrastructure Trust	73,100	28,767
UNITED KINGDOM — 3.3%
3i Infrastructure PLC	10,000	37,093
Foresight Solar Fund Ltd.	40,290	61,062
Greencoat UK Wind PLC	22,220	41,965
Hicl Infrastructure PLC	91,100	202,012
Jlen Environmental Assets Group Ltd.	17,255	27,157
		369,289
UNITED STATES — 18.3%
Credit Suisse Managed Futures Strategy Fund, Class I *	25,800	256,452
The Emerging Markets Fund, Class K (1)	13,761	285,133
The International Equity Fund, Class K (1)	87,735	1,165,120
The U.S. Equity Growth Fund, Class K *(1)	19,082	320,584
		2,027,289
Total Pooled Investment Vehicles
(cost $2,984,653)		3,188,934

The accompanying notes are an integral part of the financial statements.
04

Portfolio of Investments

Semi-Annual Report October 31, 2019

October 31, 2019 (unaudited)
The Multi Asset Fund

	Shares/Principal		Value
INFLATION INDEXED BONDS — 18.1%
AUSTRALIA — 2.0%
Australian Government Bond, Series 27CI, 0.75%, 11/21/27	AUD	144,000	$111,174
Australian Government Bond, Series 30CI, 2.50%, 09/20/30	AUD	104,000	111,932
			223,106
FRANCE — 2.0%
French Republic Government Bond OAT, 0.70%, 07/25/30	EUR	164,137	219,876
GERMANY — 1.9%
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 04/15/26	EUR	173,913	212,642
JAPAN — 3.0%
Japanese Government CPI Linked Bond, 0.10%, 03/10/27	JPY	34,118,410	326,513
MEXICO — 1.4%
Mexican Udibonos, Series S, 4.50%, 12/04/25	MXN	2,792,974	156,001
UNITED STATES — 7.8%
U.S. Treasury Inflation Indexed Note, 0.13%, 04/15/20		536,934	534,082
U.S. Treasury Inflation Indexed Note, 0.63%, 01/15/26		320,035	328,309
			862,391
Total Inflation Indexed Bonds
(cost $1,947,966)			2,000,529
FOREIGN GOVERNMENT BONDS — 11.7%
BRAZIL — 1.1%
Brazilian Notas do Tesouro Nacional, Series F, 10.00%, 01/01/25	BRL	428,000	125,706
CHILE — 0.9%
Bonos de la Tesoreria de la Republica en pesos, 5.00%, 03/01/35	CLP	60,000,000	95,308
COLOMBIA — 0.6%
Colombian TES, Series B, 7.00%, 06/30/32	COP	200,600,000	63,659
DOMINICAN REPUBLIC — 0.8%
Dominican Republic International Bond, 11.50%, 05/10/24	DOP	4,200,000	84,127

The accompanying notes are an integral part of the financial statements.
05

Portfolio of Investments

Semi-Annual Report October 31, 2019

October 31, 2019 (unaudited)
The Multi Asset Fund

	Shares/Principal		Value
EGYPT — 0.7%
Egyptian Government Bond, 15.60%, 08/06/26	EGP	1,210,000	$79,230
INDONESIA — 1.8%
Indonesian Treasury Bond, 9.00%, 03/15/29	IDR	2,460,000,000	198,050
MALAYSIA — 1.7%
Malaysian Government Bond, 3.91%, 07/15/26	MYR	752,000	185,271
MEXICO — 0.7%
Mexican Bonos, 8.50%, 05/31/29	MXN	1,392,500	81,116
PERU — 1.6%
Peruvian Government Bond, 6.15%, 08/12/32	PEN	527,000	180,937
POLAND — 0.7%
Republic of Poland Government Bond, 2.50%, 07/25/27	PLN	297,000	80,842
UKRAINE — 1.1%
Ukrainian Government International Bond, 6.75%, 06/20/26	EUR	100,000	123,183
Total Foreign Government Bonds
(cost $1,237,327)			1,297,429
CORPORATE BONDS — 10.7%
AUSTRALIA — 0.1%
FMG Resources August 2006 Pty Ltd., 4.75%, 05/15/22		6,000	6,180
CANADA — 0.3%
Bell Canada, Inc., Series MTN, 4.75%, 09/29/44		21,000	18,220
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 7.00%, 07/15/26		7,000	7,551
Vermilion Energy, Inc., 5.63%, 03/15/25		7,000	6,587
			32,358
FRANCE — 0.3%
Electricite de France SA, 6.95%, 01/26/39		14,000	20,118
Orange SA, 9.00%, 03/01/31		12,000	18,729
			38,847

The accompanying notes are an integral part of the financial statements.
06

Portfolio of Investments

Semi-Annual Report October 31, 2019

October 31, 2019 (unaudited)
The Multi Asset Fund

	Shares/Principal	Value
ITALY — 0.1%
Telecom Italia Capital SA, 7.20%, 07/18/36	8,000	$9,320
NORWAY — 0.2%
Equinor ASA, 6.13%, 11/27/28	10,000	18,128
SWITZERLAND — 1.4%
UBS AG , Zero cpn., 02/05/20	690	81,489
UBS AG , Zero cpn., 02/05/20	630	73,414
		154,903
UNITED KINGDOM — 0.3%
British Land Co. PLC (The), 5.26%, 09/24/35	10,000	17,675
HSBC Holdings PLC, 5.75%, 12/20/27	11,000	17,747
		35,422
UNITED STATES — 8.0%
ACI Worldwide, Inc., 5.75%, 08/15/26	4,000	4,240
Adient US LLC, 7.00%, 05/15/26	2,000	2,105
Antero Resources Corp., 5.38%, 11/01/21	5,000	4,462
Aramark Services, Inc., 5.00%, 02/01/28	4,000	4,185
AT&T, Inc., 5.25%, 03/01/37	16,000	18,832
Blue Cube Spinco LLC, 9.75%, 10/15/23	6,000	6,540
Booking Holdings, Inc., 3.60%, 06/01/26	17,000	18,347
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26	6,000	6,195
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 09/30/22	9,000	9,124
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 05/01/26	3,000	3,161
CenturyLink, Inc., Series P, 7.60%, 09/15/39	8,000	8,140
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	8,000	8,620
Citigroup, Inc., 8.13%, 07/15/39	12,000	19,702
Cogent Communications Group, Inc., 5.38%, 03/01/22	4,000	4,160
Colfax Corp., 6.00%, 02/15/24	5,000	5,312
Darling Ingredients, Inc., 5.25%, 04/15/27	6,000	6,300
Dell, Inc., 7.10%, 04/15/28	7,000	8,102
Enviva Partners LP / Enviva Partners Finance Corp., 8.50%, 11/01/21	4,000	4,087
FirstCash, Inc., 5.38%, 06/01/24	10,000	10,350
Fortive Corp., 3.15%, 06/15/26	17,000	17,494
Freeport-McMoRan, Inc., 3.55%, 03/01/22	8,000	8,090
frontdoor, Inc., 6.75%, 08/15/26	5,000	5,475
General Electric Co., Series MTN, 5.55%, 01/05/26	15,000	17,071

The accompanying notes are an integral part of the financial statements.
07

Portfolio of Investments

Semi-Annual Report October 31, 2019

October 31, 2019 (unaudited)
The Multi Asset Fund

	Shares/Principal	Value
Graham Holdings Co., 5.75%, 06/01/26	9,000	$9,607
GS Finance Corp. , Zero cpn., 05/24/21	300,000	324,660
Hanesbrands, Inc., 4.63%, 05/15/24	5,000	5,256
Hanesbrands, Inc., 4.88%, 05/15/26	2,000	2,115
HCA, Inc., 5.88%, 02/15/26	8,000	9,000
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 08/15/26	6,000	6,270
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 06/15/25	9,000	9,349
L Brands, Inc., 6.88%, 11/01/35	7,000	5,950
LABL Escrow Issuer LLC, 6.75%, 07/15/26	4,000	4,140
Land O'Lakes Capital Trust I, 7.45%, 03/15/28	6,000	6,748
Liberty Interactive LLC, 4.00%, 11/15/29	8,294	5,775
LKQ Corp., 4.75%, 05/15/23	4,000	4,079
Matador Resources Co., 5.88%, 09/15/26	6,000	5,760
Match Group, Inc., 5.00%, 12/15/27	4,000	4,175
Match Group, Inc., 5.63%, 02/15/29	2,000	2,142
MEDNAX, Inc., 5.25%, 12/01/23	4,000	4,050
Meritor, Inc., 6.25%, 02/15/24	5,000	5,125
Mueller Water Products, Inc., 5.50%, 06/15/26	4,000	4,195
Netflix, Inc., 4.38%, 11/15/26	9,000	9,160
Netflix, Inc., 4.88%, 04/15/28	4,000	4,133
Penske Automotive Group, Inc., 5.50%, 05/15/26	9,000	9,405
Praxair, Inc., 3.20%, 01/30/26	17,000	18,009
PTC, Inc., 6.00%, 05/15/24	11,000	11,688
QVC, Inc., 4.38%, 03/15/23	4,000	4,155
Range Resources Corp., 4.88%, 05/15/25	9,000	7,223
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 07/15/24	11,000	11,385
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/01/25	4,000	4,130
Santander Holdings USA, Inc., 4.40%, 07/13/27	17,000	18,266
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/26	4,000	4,270
Scientific Games International, Inc., 5.00%, 10/15/25	6,000	6,180
Scientific Games International, Inc., 8.25%, 03/15/26	3,000	3,173
Sealed Air Corp., 5.50%, 09/15/25	9,000	9,810
Sensata Technologies BV, 5.00%, 10/01/25	7,000	7,544
Service Corp. International, 5.13%, 06/01/29	4,000	4,260
Sirius XM Radio, Inc., 5.38%, 04/15/25	12,000	12,480
Six Flags Entertainment Corp., 4.88%, 07/31/24	5,000	5,163
Sprint Corp., 7.25%, 09/15/21	4,000	4,268
Sprint Corp., 7.63%, 03/01/26	4,000	4,425
Tenet Healthcare Corp., 4.63%, 07/15/24	6,000	6,180

The accompanying notes are an integral part of the financial statements.
08

Portfolio of Investments

Semi-Annual Report October 31, 2019

October 31, 2019 (unaudited)
The Multi Asset Fund

	Shares/Principal	Value
Tesla Energy Operations, Inc., 1.63%, 11/01/19	7,000	$6,996
Townsquare Media, Inc., 6.50%, 04/01/23	8,000	7,920
TransDigm, Inc., 6.25%, 03/15/26	8,000	8,570
TTM Technologies, Inc., 5.63%, 10/01/25	6,000	6,060
VeriSign, Inc., 5.25%, 04/01/25	11,000	12,045
Verisk Analytics, Inc., 4.13%, 03/15/29	18,000	19,884
Weight Watchers International, Inc., 8.63%, 12/01/25	5,000	5,150
Wolverine World Wide, Inc., 5.00%, 09/01/26	8,000	8,100
WP Carey, Inc., 4.25%, 10/01/26	17,000	18,354
XPO Logistics, Inc., 6.50%, 06/15/22	6,000	6,113
		882,989
Total Corporate Bonds
(cost $1,083,284)		1,178,147
REITs — 8.7%
FRANCE — 1.1%
Covivio	248	28,086
Gecina SA	250	42,917
ICADE	470	46,024
		117,027
GUERNSEY — 0.3%
UK Commercial Property REIT Ltd.	33,800	38,398
IRELAND — 0.6%
Hibernia REIT PLC	42,040	65,455
ITALY — 0.2%
Immobiliare Grande Distribuzione SIIQ SpA	3,000	19,273
NETHERLANDS — 0.2%
Vastned Retail NV	660	19,801
SPAIN — 0.3%
Merlin Properties Socimi SA	1,900	27,969

The accompanying notes are an integral part of the financial statements.
09

Portfolio of Investments

Semi-Annual Report October 31, 2019

October 31, 2019 (unaudited)
The Multi Asset Fund

	Shares/Principal	Value
UNITED KINGDOM — 6.0%
British Land Co. PLC (The)	25,240	$202,934
Hammerson PLC	46,254	173,760
Land Securities Group PLC	16,680	203,172
LondonMetric Property PLC	16,040	48,162
LXI REIT PLC	10,560	17,153
Tritax Big Box REIT PLC	9,500	18,503
		663,684
Total REITs
(cost $909,683)		951,607
TREASURY BILLS — 5.4%
UNITED STATES — 5.4%
U.S. Treasury Bill, 11/29/19 (2)	270,000	269,604
U.S. Treasury Bill, 12/12/19 (2)	333,000	332,390
Total Treasury Bills
(cost $601,994)		601,994
COMMON STOCKS — 5.2%
CANADA — 0.4%
Hydro One Ltd.	2,300	42,766
GERMANY — 2.1%
ADO Properties SA	285	11,602
Deutsche Wohnen SE	3,830	144,400
LEG Immobilien AG	330	37,905
Vonovia SE	775	41,273
		235,180
ITALY — 0.3%
Italgas SpA	6,030	38,819
MALAYSIA — 0.3%
Tenaga Nasional Bhd	8,800	29,143

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report October 31, 2019

October 31, 2019 (unaudited)
The Multi Asset Fund

	Shares/Principal	Value
SOUTH KOREA — 0.2%
Korea Electric Power Corp. ADR *	1,700	$18,496
Korea Electric Power Corp. *	226	4,940
		23,436
SPAIN — 0.4%
EDP Renovaveis SA	3,900	44,454
UNITED KINGDOM — 1.1%
John Laing Group PLC	26,560	125,769
UNITED STATES — 0.4%
TerraForm Power, Inc., Class A	2,360	40,073
Total Common Stocks
(cost $553,779)		579,640
COLLATERALIZED LOAN OBLIGATIONS — 3.6%
IRELAND — 1.5%
Carlyle Euro CLO, Class B, Series 2017-1X, 2.15%, FRN, (3 Month EURIBOR + 2.15%), 07/15/30 (3)	150,000	167,141
NETHERLANDS — 2.1%
Ares European CLO IX BV, 1.10%, FRN, (3 Month EURIBOR + 1.10%), 10/14/30 (3)	100,000	109,790
Barings Euro CLO, Class B1A, Series 2018-2X, 1.70%, FRN, (3 Month EURIBOR + 1.70%), 10/15/31 (3)	110,000	122,935
		232,725
Total Collateralized Loan Obligations
(cost $404,428)		399,866

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report October 31, 2019

October 31, 2019 (unaudited)
The Multi Asset Fund

	Shares/Principal		Value
SOVEREIGN DEBTS — 0.8%
EGYPT — 0.8%
Egyptian Treasury Bills, 11/26/19 (2)	EGP	1,450,000	$89,045
Total Sovereign Debts
(cost $80,677)			89,045
TOTAL INVESTMENTS — 93.0%
(cost $9,803,791)			$10,287,191
Other assets less liabilities — 7.0%			771,097
NET ASSETS — 100.0%			$11,058,288

*  Non-income producing security.

(1)  Affiliated Fund.

(2)  Security issued on a discount basis with no stated coupon rate. Income is recognized through the accretion of discount.

(3)  Variable rate security.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report October 31, 2019

October 31, 2019 (unaudited)
The Multi Asset Fund

A summary of the Fund's transactions with affiliated funds during the period ended October 31, 2019 is as follows:

Affiliated Fund Holdings

	Shares at April 30, 2019	Value at April 30, 2019	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in unrealized Appreciation/ (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at October 31, 2019	Value at October 31, 2019
The Emerging Markets Fund, Class K	13,761	$285,408	$—	$—	$—	$(275)	$—	$—	13,761	$285,133
The International Equity Fund, Class K	94,255	1,208,349	—	(80,652)	717	36,706	—	—	87,735	1,165,120
The U.S. Equity Growth Fund, Class K	19,082	332,796	—	—	—	(12,212)	—	—	19,082	320,584
	127,098	$1,826,553	$—	$(80,652)	$717	$24,219	$—	$—	120,578	$1,770,837

For more information on the affiliated fund holdings, please refer to Note B.

Open futures contracts outstanding at October 31, 2019:

Description	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at October 31, 2019	Unrealized Appreciation (Deprecation)
10 Year Mini JGB Futures	December 2019	(3)	$(428,290)	$2,607
Aus 10 Year Bond Futures	December 2019	(2)	(201,027)	2,941
Euro — Bund Futures	December 2019	(1)	(191,564)	4,691
Euro — OAT Futures	December 2019	(1)	(187,794)	3,966
US 10 Year Ultra Futures	December 2019	(3)	(390,890)	3,570
				$17,775

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report October 31, 2019

October 31, 2019 (unaudited)
The Multi Asset Fund

Open forward foreign currency contracts outstanding at October 31, 2019:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of New York Mellon	11/13/2019	AUD	348,000	USD	236,465	$—	$(3,515)
The Bank of New York Mellon	11/13/2019	CAD	895,000	USD	672,114	—	(7,425)
The Bank of New York Mellon	11/13/2019	CHF	621,000	USD	625,592	—	(4,504)
The Bank of New York Mellon	11/13/2019	EUR	1,959,000	USD	2,157,231	—	(29,469)
The Bank of New York Mellon	11/13/2019	GBP	1,832,569	USD	2,263,342	—	(111,443)
The Bank of New York Mellon	11/13/2019	THB	10,030,000	USD	329,099	—	(3,112)
The Bank of New York Mellon	11/13/2019	USD	482,643	JPY	51,400,000	—	(6,319)
The Bank of New York Mellon	11/20/2019	KRW	658,000,000	USD	550,144	—	(13,426)
The Bank of New York Mellon	1/23/2020	CAD	269,000	USD	202,895	—	(1,434)
The Bank of New York Mellon	1/23/2020	EUR	189,000	USD	215,909	3,871	—
The Bank of New York Mellon	1/23/2020	USD	269,724	BRL	1,124,000	9,231	—
The Bank of New York Mellon	1/23/2020	USD	269,915	IDR	3,857,000,000	1,417	—
The Bank of New York Mellon	1/23/2020	USD	51,374	ZAR	760,000	—	(1,642)
The Bank of New York Mellon	1/23/2020	USD	49,780	KZT	19,800,000	195	—
The Bank of New York Mellon	1/23/2020	USD	448,340	NOK	4,000,000	—	(13,162)
The Bank of New York Mellon	1/23/2020	ZAR	2,410,000	USD	161,584	3,883	—
The Bank of New York Mellon	2/13/2020	EUR	109,000	USD	120,829	—	(1,609)
The Bank of New York Mellon	2/13/2020	TRY	336,000	USD	54,324	—	(2,858)
The Bank of New York Mellon	2/27/2020	HUF	66,780,000	USD	226,470	—	(1,651)
The Bank of New York Mellon	2/27/2020	USD	226,157	JPY	23,800,000	—	(4,054)
The Bank of New York Mellon	3/19/2020	CLP	156,500,000	USD	220,330	8,523	—
The Bank of New York Mellon	3/19/2020	KRW	125,000,000	USD	106,248	—	(946)
The Bank of New York Mellon	3/19/2020	PHP	11,300,000	USD	213,679	—	(7,671)
The Bank of New York Mellon	3/19/2020	USD	275,821	RUB	18,400,000	6,035	—
The Bank of New York Mellon	3/19/2020	USD	51,393	KRW	60,000,000	61	—
The Bank of New York Mellon	3/19/2020	USD	54,686	PHP	2,805,000	260	—
Total unrealized appreciation (depreciation)						$33,476	$(214,240)
Net unrealized appreciation (depreciation)							$(180,764)

ADR  —  American Depositary Receipt

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLO  —  Collateralized Loan Obligation

CLP  —  Chilean Peso

COP  —  Colombian Peso

CPI  —  Consumer Price Index

DOP  —  Dominican Peso

EGP  —  Egyptian Pound

EUR  —  Euro

EURIBOR  —  Euro Inter Bank Offer Rate

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report October 31, 2019

October 31, 2019 (unaudited)
The Multi Asset Fund

FRN  —  Floating Rate Note

GBP  —  Great Britain Pound

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

JPY  —  Japanese Yen

KRW  —  South Korean Won

KZT  —  Kazakhstani Tenge

MTN  —  Medium Term Note

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NOK  —  Norwegian Krone

PEN  —  Peruvian Nuevo Sol

PHP  —  Philippine Peso

PLN  —  Polish Zloty

REIT  —  Real Estate Investment Trust

RUB  —  Russian Ruble

THB  —  Thai Baht

TRY  —  Turkish Lira

ZAR  —  South African Rand

Fair Value Measurement

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:(1)
Pooled Investment Vehicles	$2,743,818	$445,116	$—	$3,188,934
Inflation Indexed Bonds	—	2,000,529	—	2,000,529
Foreign Government Bonds	—	1,297,429	—	1,297,429
Corporate Bonds	—	1,178,147	—	1,178,147
REITs	254,266	697,341	—	951,607
Treasury Bills	601,994	—	—	601,994
Common Stocks	157,391	422,249	—	579,640
Collateralized Loan Obligations	—	399,866	—	399,866
Sovereign Debts	—	89,045	—	89,045
Total Investments in Securities	$3,757,469	$6,529,722	$—	$10,287,191
Other Financial Instruments(2)
Futures Contracts	17,775	—	—	17,775
Forward Foreign Currency Contracts	—	33,476	—	33,476
Total Investments in Securities and Other Financial Instruments	$3,775,244	$6,563,198	$—	$10,338,442
Liabilities:
Other Financial Instruments(2)
Forward Foreign Currency Contracts	$—	$214,240	$—	$214,240
Total Other Financial Instruments	$—	$214,240	$—	$214,240

(1)  A complete listing of investments and additional information regarding the industry classification and geographical location of these investments is disclosed in the Portfolio of Investments.

(2)  Reflects the unrealized appreciation (depreciation) of the instruments.

See Note A for description of inputs used in the fair value hierarchy above.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report October 31, 2019

October 31, 2019 (unaudited)
The Multi Asset Fund

ASSETS
Investments, at value (cost $8,168,535)	$8,516,354
Investments in affiliated funds, at value (cost $1,635,256)	1,770,837
Cash	908,591
Unrealized appreciation on forward foreign currency contracts	33,476
Unrealized appreciation on futures	17,775
Deposit with broker for futures contracts	12,475
Due from Investment Advisor	73,118
Interest receivable	38,263
Dividends receivable	6,087
Tax reclaims receivable	1,898
Total Assets	11,378,874
LIABILITIES
Advisory fee payable	8,885
Unrealized depreciation on forward foreign currency contracts	214,240
Administration & Supervisory fee payable	6,247
Trustee fee payable	25
Accrued expenses	91,189
Total Liabilities	320,586
NET ASSETS	$11,058,288
COMPOSITION OF NET ASSETS
Paid-in capital	$10,041,537
Total distributable earnings	1,016,751
$11,058,288
NET ASSET VALUE, PER SHARE
Class K ($5,529,144 / 502,164 shares outstanding), unlimited authorized, no par value	$11.01
Institutional Class ($5,529,144 / 502,164 shares outstanding), unlimited authorized, no par value	$11.01

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report October 31, 2019

For the Six Months Ended October 31, 2019 (unaudited)
The Multi Asset Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $10,780)	$49,869
Interest	108,853
Total Investment Income	158,722
EXPENSES
Advisory fee (Note B)	17,990
Administration & Supervisory fee — Class K shares (Note B)	4,634
Administration & Supervisory fee — Institutional Class shares (Note B)	4,634
Fund accounting	48,813
Legal	31,758
Blue sky fees	21,452
Custody	20,090
Professional fees	16,489
Transfer agency	7,963
Trustees' fees	211
Commitment fees	133
Insurance	48
Miscellaneous	17,902
Total Expenses	192,117
Advisory fees waived/reimbursed	(156,682)
Affiliated fund expenses waived	(4,869)
Fees waived	(161,551)
Net Expenses	30,566
Net Investment Income	128,156
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	85,242
Investments in affiliated funds	717
Futures	(61,913)
Forward foreign currency contracts	266,786
Foreign currency transactions	24,974
315,806

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report October 31, 2019

Net change in unrealized appreciation (depreciation) on:
Investments	$75,662
Investments in affiliated funds	24,219
Futures	24,767
Forward foreign currency contracts	(212,174)
Translation of net assets and liabilities denominated in foreign currencies	591
(86,935)
Net realized and unrealized gain	228,871
NET INCREASE IN NET ASSETS FROM OPERATIONS	$357,027

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report October 31, 2019

The Multi Asset Fund

	For the Six Months Ended October 31, 2019 (unaudited)	For the Period December 4, 2018(a) through April 30, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$128,156	$127,671
Net realized gain	315,806	165,941
Net change in unrealized appreciation (depreciation)	(86,935)	407,649
Net increase in net assets from operations	357,027	701,261
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(21,161)
Institutional Class	—	(21,161)
Total Distributions to Shareholders	—	(42,322)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	—	5,000,000
Institutional Class	—	5,000,000
Dividends reinvested:
Class K	—	21,161
Institutional Class	—	21,161
Increase in Net Assets from Transactions in Shares of Beneficial Interest	—	10,042,322
Total Increase in Net Assets	357,027	10,701,261
NET ASSETS
Beginning of period	10,701,261	—
End of period	$11,058,288	$10,701,261

(a)  Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report October 31, 2019

The Multi Asset Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended October 31, 2019 (unaudited)		For the Period December 4, 2018(a) through April 30, 2019
Net asset value, beginning of period	$10.66		$10.00
From Investment Operations
Net investment income(b)	0.13		0.13
Net realized and unrealized gain (loss) on investments and foreign currency	0.22		0.57
Net increase (decrease) in net asset value from investment operations	0.35		0.70
Dividends and Distributions to Shareholders
From net investment income	—		(0.04)
Total Dividends and Distributions	—		(0.04)
Net asset value, end of period	$11.01		$10.66
Total Return
Total return based on net asset value(c)	3.28%		7.06%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5,529		$5,351
Ratio of expenses to average net assets, after affiliated fund waiver but before waiver under expense limitation agreement(d)(e)	3.43	%*	3.02%*
Ratio of expenses to average net assets, after affiliated fund waiver and waiver under expense limitation agreement(e)	0.56	%*	0.55%*
Ratio of net investment income to average net assets	2.35	%*	3.08%*
Portfolio turnover rate(f)	19%		14%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  This figure represents the gross expenses of the Fund less any waiver in relation to management fees paid on assets invested in affiliated funds (refer to Note B for further details).

(e)  Does not include the expenses of non-affiliated pooled investment vehicles in which the Fund invests.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report October 31, 2019

The Multi Asset Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended October 31, 2019 (unaudited)		For the Period December 4, 2018(a) through April 30, 2019
Net asset value, beginning of period	$10.66		$10.00
From Investment Operations
Net investment income(b)	0.13		0.13
Net realized and unrealized gain (loss) on investments and foreign currency	0.22		0.57
Net increase (decrease) in net asset value from investment operations	0.35		0.70
Dividends and Distributions to Shareholders
From net investment income	—		(0.04)
Total Dividends and Distributions	—		(0.04)
Net asset value, end of period	$11.01		$10.66
Total Return
Total return based on net asset value(c)	3.28%		7.06%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5,529		$5,350
Ratio of expenses to average net assets, after affiliated fund waiver but before waiver under expense limitation agreement(d)(e)	3.43	%*	3.02%*
Ratio of expenses to average net assets, after affiliated fund waiver and waiver under expense limitation agreement(e)	0.56	%*	0.55%*
Ratio of net investment income to average net assets	2.35	%*	3.08%*
Portfolio turnover rate(f)	19%		14%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  This figure represents the gross expenses of the Fund less any waiver in relation to management fees paid on assets invested in affiliated funds (refer to Note B for further details).

(e)  Does not include the expenses of non-affiliated pooled investment vehicles in which the Fund invests.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2019

Note A — Organization and Accounting Policies

The Multi Asset Fund (the "Fund") is a diversified series of Baillie Gifford Funds (the "Trust"). The investment objective of the Fund is to seek long-term capital growth at lower volatility than is typically associated with equity markets. For information on the specific investment strategies of the Fund, and description of each share class, please refer to the Fund's prospectus. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to the Second Amended and Restated Agreement and Declaration of Trust dated February 27, 2017, as amended from time to time.

As of October 31, 2019, the Fund offers Class K and Institutional Class shares.

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Fund have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities for the Fund and disclosure of contingent assets and liabilities for the Fund at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Fund during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund:

New Accounting Pronouncements

In March 2017, the FASB issued Accounting Standard Update 2017-08, Premium Amortization on Purchased Callable Debt Securities (ASU 2017-08), which has amended FASB ASC 310-20. The amendments in this update shorten the amortization period for certain callable debt securities held at a premium, generally requiring the premium to be amortized to the earliest call date. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.

Management has adopted this provision in the current period and ASU 2017-08 will be applied in financial statements as applicable. There has been no material impact on the financial statements as a result.

To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update 2018-13, Fair Value Measurement Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019.

Effective April 30, 2019, management early adopted the provisions of ASU 2018-13. As of October 31, 2019, management evaluated the impact of applying this provision and have determined this does not have a significant impact on the financial statements.

Valuation of Investments

Equity securities listed on an established securities exchange are normally valued at their last sale price or official closing price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange for which there is no reported sale during the day (and in the case of over-the-counter securities not so listed) are valued at the mean between the last available bid and ask prices.

Fixed income securities including corporate bonds, inflation indexed bonds, foreign government bonds, sovereign debts, and treasury bills are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy. Certain short-term debt obligations maturing within 60 days or less may be valued at their amortized cost unless Baillie Gifford Overseas Limited

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2019

(the "Manager") determines that amortized cost does not represent fair value. These securities will be classified as Level 1 securities.

Investments in pooled investment vehicles are valued at the most recent published NAV for each investee fund. Where the most recent published NAV for an investee fund was determined at a time other than the pricing point of The Multi Asset Fund, the price may be subject to fair value adjustment as determined by the Manager.

Investments in structured securities are valued daily from an independent pricing source based on quotes received from the counterparty. Certain derivatives are centrally cleared or trade in the over-the-counter market. The Fund's pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund may invest in futures contracts which are valued at the closing settlement price established each day by the board of the exchange on which they are traded.

The Fund may invest in forward foreign exchange contracts which are valued based on closing exchange rates from each respective foreign market.

The Fund may enter into swap agreements which are valued by independent third-party pricing agents based upon the specific terms of each agreement.

The Fund may invest in collateralized loan obligations which are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. A collateralized loan obligation (CLO) is a security backed by a pool of debt, often low rated corporate loans. The investor receives scheduled debt payments from the underlying loans but assumes most of the risk in the event that borrowers default.

Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason) are valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board of Trustees of the Trust (the "Board"). The actual calculations may be made by persons acting pursuant to the direction of the Board or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange and such events may not be reflected in the computation of the Fund's net asset value. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events may not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board. The Fund utilizes a third party pricing service which for all equity securities, except those traded on Canadian, Latin American, certain South American, or U.S. exchanges, subject to certain minimum confidence levels, applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which they are traded. To the extent that securities are valued using this service, they will be classified as Level 2 securities in the fair value measurement framework described below.

The Fund may invest in bonds issued by governments of both developed and emerging market economies. These may be denominated in the currency of the issuing country, or some other currency such as U.S. dollars

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2019

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund's use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities' market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2019 is disclosed at the end of the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. For the Fund, purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions.

The Fund does not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Derivatives

The Fund may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligation under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and change in unrealized appreciation and depreciation on these contracts for the reporting period are included in the Statement of Operations.

The Fund may invest in forward foreign currency contracts primarily to manage exposure to certain foreign currencies. A forward contract is an agreement between the Fund and a counterparty to buy and sell a foreign currency at a specific exchange rate at a future date, and is subject to foreign exchange rate fluctuations. All contracts are "marked-to-market" daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency contracts on the Statement of Assets and Liabilities. The Fund records realized gains or losses at the time the

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2019

forward foreign currency contract is settled. These realized and change in unrealized gains and losses are reflected on the Statement of Operations as gain (loss) on forward foreign currency contracts.

The Fund may invest in exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate and equity price risk. A futures contract is an agreement between the Fund and the counterparty to buy or sell an asset at a specific price on a future date. Required initial margins are pledged by the Fund, and the accumulated daily change in the fair value is accounted for as an unrealized appreciation or depreciation on futures in the Statement of Assets and Liabilities.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund's portfolio, to protect a Fund's value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfil its obligation under the agreement).

At October 31, 2019, the fair value of derivative instruments reflected on the Statement of Assets and Liabilities were as follows:

		Asset Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Forward foreign currency contracts	Currency risk	Unrealized appreciation on forward foreign currency contracts	$33,476
Futures	Interest rate risk	Unrealized appreciation on futures	17,775 *
		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Forward foreign currency contracts	Currency risk	Unrealized depreciation on forward foreign currency contracts	$214,240

*  Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Portfolio of Investments. Unrealized appreciation on futures as disclosed within the Statement of Assets and Liabilities includes adjustment for broker commissions.

The transactions in derivative instruments reflected on the Statement of Operations by primary risk exposure during the six months ended October 31, 2019 were as follows:

Net Realized Gain (Loss) from:

Currency Risk — Forward Foreign Currency Contracts	Interest Rate Risk — Futures Contracts
$266,786	$(61,931)

Net Change in Unrealized Appreciation (Depreciation) on:

Currency Risk — Forward Foreign Currency Contracts	Interest Rate Risk — Futures Contracts
$(212,174)	$24,767

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2019

As of October 31, 2019, the Fund had transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Other expenses on the Statement of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following table:

Assets				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received*	Net Amount
Futures	$17,775	$—	$17,775	$—	$—	$17,775
Forward Foreign Currency Contracts	33,476	—	33,476	(33,476)	—	—
Total	$51,251	$—	$51,251	$(33,476)	$—	$17,775
Liabilities				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged*	Net Amount
Forward Foreign Currency Contracts	$(214,240)	$—	$(214,240)	$33,476	$—	$(180,764)
Total	$(214,240)	$—	$(214,240)	$33,476	$—	$(180,764)

*  Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate with value.

For the six months ended October 31, 2019 the average monthly volume of derivatives was as follows:

	Longs	Shorts
Forward foreign currency contracts (contract value)	$2,129,174	$(8,581,154)
Futures (notional value)	—	(1,221,260)

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2019

Securities Transactions and Investment Income

The Fund's securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Purchase discounts and premiums on fixed-income securities are accreted and amortized to maturity using the effective interest method and reflected within interest income on the Statement of Operations.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Federal Taxes

The Fund intends to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Fund's shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

In addition to the requirements of the Code, the Fund may also be subject to capital gains tax in foreign jurisdictions on gains realized upon the sale of securities. If the Fund had exposure to capital gains taxes, it would accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. The Fund did not have material exposure to foreign capital gains taxes in the current period.

The Fund is subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Fund. The tax period ended April 30, 2019 is subject to examination.

At April 30, 2019, for federal income tax purposes, the Fund had no capital loss carryforwards.

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. During the period ended April 30, 2019, the Fund did not incur any such post-October losses.

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2019

At April 30, 2019, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Net Ordinary Income	Long Term Capital Gains	Capital Loss Carryforwards	Post October Capital/Currency Losses	Net Unrealized Appreciation/ Depreciation on Investments and Foreign Currencies	Other Accumulated Losses*	Total Accumulated Earnings/Deficit
The Multi Asset Fund	$250,756	$108,674	$—	$—	$305,380	$(5,086)	$659,724

*  Includes $5,086 of disallowed straddle losses.

The differences between the book and tax basis are primarily due to mark to market income on certain derivative contracts and securities categorized as PFICs.

For the period ended April 30, 2019, the following reclassifications have been made on the Statement of Assets and Liabilities as a result of certain differences in the computation of net investment income and net realized capital gains under U.S. federal income tax rules and regulations versus GAAP.

Fund	Total Distributable Earnings	Paid-in Capital
The Multi Asset Fund	$785	$(785)

Dividends and Distributions to Shareholders

The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Fund's policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

For the period ended April 30, 2019, the tax characters of the dividends paid were:

Fund	Ordinary Income 2019	Long Term Capital Gains 2019	Return of Capital 2019
The Multi Asset Fund	$42,322	$—	$—

For tax purposes, distributions from short-term capital gains, if any, are considered ordinary income distributions.

The Fund's cost of investments and gross unrealized appreciation (depreciation) at October 31, 2019 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Appreciation
The Multi Asset Fund	$9,877,818	$504,228	$(94,855)	$409,373

Note B — Investment Management and Other Services

The Fund is advised and managed by the Manager. The Manager, an investment adviser registered with the

Securities and Exchange Commission (the "SEC"), is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Fund (the "Advisory Agreement"), the Fund pays the Manager an investment advisory fee, in arrears.

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2019

The advisory fee paid by the Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of the Fund's average daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
The Multi Asset Fund	$0 - $2 > $2 - $5 Above $5	0.33% 0.29% 0.27%

The Manager is responsible for providing certain administrative services to Fund shareholders as well as coordinating, overseeing and supporting services provided to Fund shareholders by third parties, including financial intermediaries that hold accounts with the Fund, pursuant to an Administration and Supervisory Agreement between the Manager and the Trust on behalf of the Fund. The Fund has adopted an Administration, Supervisory and Sub-Accounting Services Plan with respect to Class K and Institutional Class shares, which authorizes the Fund to pay the Manager an Administration and Supervisory Fee quarterly, in arrears, with respect to Class K and Institutional Class shares at an annual rate of 0.17% of the Fund's average net assets.

The Manager has contractually agreed to irrevocably waive a portion of its Management Fee in an amount equal to 100% of the Advisory Fee and Administration and Supervisory Fee (the "Management Fee") paid by any Affiliated Fund with respect to Fund assets invested in such Affiliated Fund. For purposes of this waiver, "Affiliated Fund" means any pooled investment vehicle that is managed by the Manager or by any of its affiliates and that pays a management fee. This contractual agreement (the "Affiliated Fund Waiver") has an indefinite term for so long as the Fund's investment advisory agreement and related contractual arrangements remain in full force and effect, and it may only be terminated by the Board.

The Manager has contractually agreed to waive its fees and/or bear expenses of the Fund to the extent that the Fund's total annual operating expenses (excluding taxes, sub-accounting expenses, Acquired Fund Fees and Expenses* and extraordinary expenses) exceed the following amounts, less the above affiliated fund waiver:

Fund	Class	Expense Limitation	Expiration Date
The Multi Asset Fund	Class K	0.65%	April 30, 2020
	Institutional Class	0.65%	April 30, 2020

*  Acquired Fund Fees and Expenses are the operating expenses of funds in which the Fund invests, excluding Affiliated Funds' management fees. This information is part of the fees and expenses displayed in the Fund's prospectus.

Waived fees for the Fund are not subject to recoupment. The contractual fee waiver/expense reimbursement arrangements described above may only be terminated by the Board.

Baillie Gifford Funds Services LLC, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Fund.

The Bank of New York Mellon serves as the Fund's administrator and custodian. BNY Mellon Investment Servicing (U.S.) Inc. serves as the Trust's transfer agent, registrar and dividend disbursing agent.

The Fund may own outstanding voting shares of other funds within Baillie Gifford Funds, the issuer of which is considered an affiliate. At October 31, 2019, transactions in affiliated funds, if any, are listed at the end of the Portfolio of Investments.

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2019

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) for the period ended October 31, 2019 were as follows:

	Purchases	Sales
Long Term Investments	$2,083,934	$1,577,970
U.S. Government Obligations	—	99,583

Note D — Transactions in Shares of Beneficial Interest

The Multi Asset Fund
	Class K Shares For the Period Ended October 31, 2019		Institutional Class Shares For the Period Ended October 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—
The Multi Asset Fund
	Class K Shares For the Period Ended April 30, 2019		Institutional Class Shares For the Period Ended April 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	500,000	$5,000,000	500,000	$5,000,000
Shares issued in reinvestment of dividends and distributions	2,164	21,161	2,164	21,161
Shares redeemed	—	—	—	—
Net increase (decrease)	502,164	$5,021,161	502,164	$5,021,161

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of October 31, 2019, the following shareholder beneficially owned 25% or more of the Fund's voting securities:

Fund	Investor	Percentage
The Multi Asset Fund	Baillie Gifford International LLC	100.00%

Purchase and redemption activity of this account may have a significant effect on the operation of the Fund.

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2019

Note F — Commitments and Contingencies

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note G — Line of Credit

The Trust entered into a committed facility with Bank of New York Mellon on May 1, 2017, renewed April 23, 2019, which allows certain series of the Trust to borrow up to $50 million in total subject to minimum asset coverage requirements set out in the Credit Agreement. Each such series may borrow money under this credit facility for the temporary funding of shareholder redemptions with respect to Class K and Institutional Class shares or for other temporary or emergency purposes.

In normal market conditions, borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month U.S. LIBOR Rate. Pursuant to allocation procedures adopted by the Board, the classes borrowing pursuant to the Credit Agreement shall bear any expenses associated with the credit facility or borrowings thereunder.

Effective April 29, 2019, the commitment fee associated with the line of credit is payable on a pro-rata basis by Class K and Institutional Class of the Funds, in the series of the Trust, that are parties to the agreement.

The rate payable at October 31, 2019 was 3.03% on any amounts drawn down. There were no drawdowns in the period.

Note H — Principal Risks

The below is a selection of the Fund's principal risks, the Fund's principal risks are further described in its prospectus.

LIBOR Phaseout

The United Kingdom's Financial Conduct Authority, which regulates the London Interbank Offered Rate ("LIBOR"), has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by the Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on the Fund or on financial instruments in which the Fund invests, as well as other unforeseen effects, could result in losses to the Fund.

Further, the Fund's Credit Agreement in place with Bank of New York Mellon references LIBOR and as such a suitable replacement reference rate will be required ahead of the end of 2021.

The Manager has set up a LIBOR working group to consider and plan for LIBOR's discontinuation including considering the impact on the Fund's Credit Agreement and instruments held by the Fund. Actions are being taken to reduce or remove LIBOR references in advance of the December 2021 deadline.

Asset Allocation Risk

The Fund's investment performance depends upon the successful allocation of the Fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that the Fund's allocation techniques and decisions will produce the desired results. It is possible to lose money on an investment in the Fund as a result of these allocation decisions.

Long-Term Investment Strategy Risk

The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2019

or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund's portfolio, including short-term losses.

Volatility Management Risk

There can be no guarantee that the portfolio managers will be successful in managing the Fund's overall level of volatility. As a result, the Fund may not realize the anticipated benefits from its volatility management strategies or it may realize losses. Under certain market conditions, the use of volatility management strategies may also result in less favorable performance than if such strategies had not been used. Volatility is nondirectional; low volatility does not necessarily suggest that the Fund will not lose value or is less risky.

Currency and Currency Hedging Risk

The Fund could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. Dollar, or if it invests in products to reduce this exposure, and those products lose value. The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Debt Securities Risk

The values of debt securities may decrease as a result of many factors, including general market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, illiquidity in debt securities markets, prepayments of principal, and slower-than-expected principal payments. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Derivatives Risk

Investing in derivative instruments involves the risk that these instruments' values may not move as expected relative to the values of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, counterparty risk, and liquidity risk.

Non-U.S. Investment Risk

Non-U.S. securities and securities denominated in foreign currencies are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, fluctuations in foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, generally less government supervision of foreign securities markets and issuers and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

Emerging Markets Risk

To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

Equity Securities Risk

Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2019

Underlying Funds Risk

Investments in other pooled investment vehicles may indirectly expose the Fund to all of the risks applicable to an investment in such other pool. The Fund must pay its pro rata portion of the other pooled vehicles fees and expenses. If such pool is an ETF or other product traded on a securities exchange or otherwise actively traded, its shares may trade at a premium or discount to their net asset value, an effect that might be more pronounced in less liquid markets. Further, the Manager or an affiliate will serve as investment adviser to some pools in which the Fund invests, leading to potential conflicts of interest.

For further information on risk please refer to the Prospectus.

Note I — Liquidity Risk Management Program

In accordance with Rule 22e-4 (the "Liquidity Rule") under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the "Program"). The purpose of the Program is to outline the techniques, tools and arrangements employed for the management of liquidity risk within the Fund, and the terms, contents and frequency of reporting and escalation of any issues to the Board. Liquidity is managed taking account of the investment strategy, liquidity profile, and redemption policy and history of the Fund, with the objective of maintaining a level of liquidity that is appropriate in light of the Fund's obligations to its shareholders. The Program assesses liquidity risk under both normal and stressed market conditions.

During the reporting period, the Fund maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as "Highly Liquid Investments." As a result, the Fund has not adopted a "Highly Liquid Investment Minimum," as defined under the Liquidity Rule. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

During the reporting period, there were no liquidity events that materially affected the performance of the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Manager, which has been designated by the Board to administer the Program, determined that, during the reporting period, the Program operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risks applicable to the Fund can be found in the Fund's prospectus.

Note J — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

On November 25, 2019, the Fund changed its name from The Multi Asset Fund to Baillie Gifford Multi Asset Fund.

Supplemental Information (unaudited)

Semi-Annual Report October 31, 2019

Management of the Trust

The following tables set forth the Trustees and Officers of the Trust, their principal occupations during the past five years, and certain other information as of October 31, 2019.

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served(1)	Principal Occupation and Other Directorships Held During Past 5 Years(2)	Number of Funds in Fund Complex overseen by Trustee(3)
Disinterested Trustees
Howard W. Chin 1952	Trustee	Since 2015	Retired. Formerly: Managing Director, Investments, Guardian Life Insurance (financial services).	15
Pamela M. J. Cox 1952	Trustee	Since 2017	Retired. Formerly: Senior Associate (non-resident), CSIS (think tank). Senior Vice President; Vice President East Asia, World Bank Group (international bank & financial services).	15
Bruce C. Long 1945	Trustee	Since 2009	Global Financial Consultant.	15
Robert E. Rigsby 1949	Trustee	Since 2014	Retired. Formerly: President & COO, Delivery Business at Dominion Energy, Inc. (electric and gas energy company).	15
Interested Trustee
David Salter(4) 1975	Trustee, Chairman of the Board, and President	Since 2016 (Previously Vice President since 2014)	Partner, Baillie Gifford & Co. (investment adviser); CEO & Chairman, Baillie Gifford Funds Services LLC (broker-dealer).	15

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served(1)	Principal Occupation During Past 5 Years(2)
Officers (other than Officers who are also Trustees)

Andrew Telfer 1967	Vice President	Since 2008	Managing Partner, Baillie Gifford & Co. (investment adviser).
Michael Stirling-Aird 1977	Vice President	Since 2012	Client Service Director, Baillie Gifford Overseas Limited (investment adviser).
Julie Paul 1975	Vice President	Since 2012	Manager, North American Funds Operations Department, Baillie Gifford & Co. (investment adviser).
Tim Campbell 1975	Vice President	Since 2014	Partner, Baillie Gifford & Co. (investment adviser); Manager, Baillie Gifford International LLC with oversight of marketing performed in North America.
Lindsay Cockburn 1978	Treasurer	Since 2015	Manager, North American Funds Operations Department, Baillie Gifford & Co. (investment adviser).
Gareth Griffiths 1973	Secretary Chief Legal Officer	Since 2015 Since 2017	Senior Legal Counsel for Baillie Gifford & Co. (investment adviser).
Graham Laybourn 1966	Vice President	Since 2018 (Previously CCO since 2005)	Partner, Baillie Gifford & Co. (investment adviser).

Supplemental Information (unaudited)

Semi-Annual Report October 31, 2019

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served(1)	Principal Occupation During Past 5 Years(2)
Officers (other than Officers who are also Trustees)

Suzanne Quinn 1979	Chief Compliance Officer	Since 2018	Manager, Compliance Department, Baillie Gifford & Co. (investment adviser).
Evan Delaney 1969	Chief Risk Officer	Since 2013	Partner, Baillie Gifford & Co. (investment adviser); Group Chief Risk Officer, Director of Business Risk and Internal Audit, Baillie Gifford Group (investment adviser).
Lesley-Anne Archibald 1988	Vice President	Since 2017	Assistant Manager, North American Funds Operations Department, Baillie Gifford & Co. (investment adviser).

The address of each Trustee and Officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN.

(1)  Length of time served relates to the relevant Trustee's or Officer's service at the position listed under position(s) held with Trust. There is no stated term of office for the Trustees and a Trustee may serve until such Trustee reaches the age of 75 years. Thereafter, such Trustee offers to tender his or her resignation from the Board, and the Nominating and Governance Committee, at its discretion, makes a recommendation to the Board whether to accept or reject such resignation annually. The Chairman of the Board and President of the Trust are elected annually by the Board of Trustees. Other officers may be elected or appointed by the Trustees at any time.

(2)  Previous positions during the past five years with Baillie Gifford & Co., the Manager, and Baillie Gifford Group are omitted if not materially different from the positions listed.

(3)  The number of Funds in the Fund complex overseen by the Trustee includes series of the Trust not included in this shareholder report or which have not yet commenced investment operations as of the date hereof.

(4)  David Salter is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager due to his positions with the Manager (Baillie Gifford Overseas Limited) and his role as an officer of the Trust.

Additional information regarding the Trustees is in the Fund's Statement of Additional Information and is available upon request, without charge, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Fund voted proxies relating to portfolio securities during the period from December 4, 2018 to October 31, 2019 is also available without charge upon request by calling Baillie Gifford

Overseas Limited at 011-44-131-275-2000 or by accessing the Fund's Form N-PX on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at http://www.sec.gov. The Fund's holdings can also be found at Baillie Gifford Funds' website: http://USmutualfund.bailliegifford.com.

Copyright © Baillie Gifford & Co 2015.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)               Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)               In accordance with Section 13(c) of the Investment Company Act of 1940, the registrant has divested itself of the following securities since the filing of its last report or Form N-CSR.

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
GE CAPITAL 2.5% 2020	GE	XS1042118106	16,000	05/01/2019	0	Comprehensive Iran Sanctions, Accountability, and Divestment Act 2010;

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)                  Not applicable.

(a)(2)                  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)                  Not applicable.

(a)(4)                  Not applicable.

(b)                                 Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By (Signature and Title)*	/s/ David Salter
David Salter, President
(Principal Executive Officer)

Date	December 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Salter
David Salter, President
(Principal Executive Officer)

Date	December 23, 2019

By (Signature and Title)*	/s/ Lindsay Cockburn
Lindsay Cockburn, Treasurer
(Principal Financial Officer)

Date	December 23, 2019

* Print the name and title of each signing officer under his or her signature.